Other Intangible Assets Recognized in the Acquisition (Detail) - Mar. 31, 2015 - JPY (¥) ¥ in Millions	Total
Robeco Groep N.V.
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	¥ 170,795
Acquired Intangibles subject to amortization recorded at fair value	34,935
Total	205,730
Robeco Groep N.V. | Asset management contracts
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	152,680
Robeco Groep N.V. | Trade names
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	18,115
Robeco Groep N.V. | Customer relationships
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	¥ 32,994
Weighted average amortization period	7 years
Robeco Groep N.V. | Software
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	¥ 1,941
Weighted average amortization period	7 years
DAIKYO
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	¥ 20,355
Acquired Intangibles subject to amortization recorded at fair value	39,953
Total	60,308
DAIKYO | Trade names
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	20,355
DAIKYO | Customer relationships
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	¥ 37,463
Weighted average amortization period	18 years
DAIKYO | Backlog
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	¥ 2,490
Weighted average amortization period	2 years